Document and Entity Information	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
Entity Registrant Name	BTRS Holdings Inc.
Entity Central Index Key	0001774155
Document Type	POS AM
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false